Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	AMH
Entity Registrant Name	AMERICAN HOMES 4 RENT
Entity Central Index Key	0001562401
Entity Filer Category	Non-accelerated Filer